SCHEDULE OF OPERATING SEGMENT (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)		Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Segment Reporting Information [Line Items]
Revenue	$ 43,749,000	$ 341,241,000		$ 391,035,000		$ 388,852,000
Segment results	(1,009,000)	(7,872,000)		(22,175,000)		(42,666,000)
Unallocated income and gains	685,000	5,349,000		7,518,000		3,564,000
Unallocated expenses	(4,081,000)	(31,831,000)		(41,529,000)		(23,767,000)
Unallocated finance expenses	(8,610,000)	(67,156,000)		(68,639,000)		(45,533,000)
Share of loss of an associate	(32,000)	(249,000)		(356,000)		533,000
Loss before tax	(13,048,000)	(101,759,000)		(125,181,000)		(108,402,000)
Total assets	112,150,000	874,771,000		1,073,808,000		1,096,355,000
Total liabilities	68,222,000	532,131,000		938,023,000		936,257,000
Investment losses of unconsolidated affiliates	32,000	249,000		356,000		533,000
Provision for doubtful accounts	1,500,000	11,699,000		18,938,000		22,975,000
Impairment losses				1,726,000		25,284,000
Depreciation and amortization	8,463,000	66,015,000		73,213,000		73,455,000
Government grants	1,001,000	7,807,000		4,730,000		5,818,000
Service income and others		7,656,000		6,575,000		1,832,000
Finance expenses	9,187,000	71,656,000		74,795,000		51,565,000
Chang in fair value loss – call options						1,201,000
Change in fair value loss – equity investments unallocated	(148,000)	(1,151,000)		41,000	$ 148,000	336,000
Investments in an associate unallocated		227,000		521,000
Capital expenditure (note(a))		822,000	[1]	1,754,000		16,481,000
Unallocated Assets [Member]
Segment Reporting Information [Line Items]
Total assets	15,969,000	124,561,000		795,394,000		49,558,000
Unallocated Liabilities [Member]
Segment Reporting Information [Line Items]
Total liabilities	38,333,000	298,994,000		1,420,376,000		775,339,000
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total assets	113,330,000	883,971,000		1,093,233,000		1,134,389,000
Total liabilities	35,514,000	277,008,000		332,466,000		248,510,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets	(17,149,000)	(133,761,000)		(814,819,000)		(87,592,000)
Total liabilities	$ (5,625,000)	(43,871,000)		(814,819,000)		(87,592,000)
Graphene Products Business [Member]
Segment Reporting Information [Line Items]
Revenue		214,614,000		242,921,000		215,462,000
Segment results		(13,300,000)		(11,984,000)		(11,144,000)
Unallocated income and gains
Unallocated expenses
Unallocated finance expenses
Share of loss of an associate
Loss before tax
Total assets
Total liabilities
Investment losses of unconsolidated affiliates
Provision for doubtful accounts				1,541,000
Impairment losses
Depreciation and amortization		56,088,000		59,300,000		55,925,000
Government grants		5,202,000		2,351,000
Service income and others
Finance expenses		3,760,000		5,015,000		4,962,000
Chang in fair value loss – call options
Change in fair value loss – equity investments unallocated
Investments in an associate unallocated
Capital expenditure (note(a))			[1]			9,411,000
Graphene Products Business [Member] | Unallocated Assets [Member]
Segment Reporting Information [Line Items]
Total assets
Graphene Products Business [Member] | Unallocated Liabilities [Member]
Segment Reporting Information [Line Items]
Total liabilities
Graphene Products Business [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total assets		740,100,000		916,799,000		903,674,000
Total liabilities		154,287,000		97,803,000		93,555,000
Graphene Products Business [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets
Total liabilities
Landscape and Architecture Design Business [Member]
Segment Reporting Information [Line Items]
Revenue		122,856,000		130,149,000		149,160,000
Segment results		2,249,000		(21,134,000)		(14,608,000)
Unallocated income and gains
Unallocated expenses
Unallocated finance expenses
Share of loss of an associate
Loss before tax
Total assets
Total liabilities
Investment losses of unconsolidated affiliates
Provision for doubtful accounts		11,699,000		15,512,000		22,980,000
Impairment losses
Depreciation and amortization		8,827,000		11,348,000		12,277,000
Government grants		2,461,000		1,385,000		4,653,000
Service income and others		7,656,000		6,575,000		1,832,000
Finance expenses		631,000		948,000		631,000
Chang in fair value loss – call options
Change in fair value loss – equity investments unallocated
Investments in an associate unallocated
Capital expenditure (note(a))		802,000	[1]	1,754,000		6,911,000
Landscape and Architecture Design Business [Member] | Unallocated Assets [Member]
Segment Reporting Information [Line Items]
Total assets
Landscape and Architecture Design Business [Member] | Unallocated Liabilities [Member]
Segment Reporting Information [Line Items]
Total liabilities
Landscape and Architecture Design Business [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total assets		135,713,000		166,494,000		208,947,000
Total liabilities		110,734,000		166,405,000		77,835,000
Landscape and Architecture Design Business [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets
Total liabilities
Catering Business [Member]
Segment Reporting Information [Line Items]
Revenue		3,771,000		17,965,000		24,230,000
Segment results		3,179,000		10,943,000		(16,914,000)
Unallocated income and gains
Unallocated expenses
Unallocated finance expenses
Share of loss of an associate
Loss before tax
Total assets
Total liabilities
Investment losses of unconsolidated affiliates
Provision for doubtful accounts				1,811,000		(5,000)
Impairment losses				1,726,000		25,284,000
Depreciation and amortization		129,000		1,184,000		5,254,000
Government grants				994,000		767,000
Service income and others
Finance expenses		109,000		193,000		440,000
Chang in fair value loss – call options						1,201,000
Change in fair value loss – equity investments unallocated
Investments in an associate unallocated
Capital expenditure (note(a))		20,000	[1]			159,000
Catering Business [Member] | Unallocated Assets [Member]
Segment Reporting Information [Line Items]
Total assets
Catering Business [Member] | Unallocated Liabilities [Member]
Segment Reporting Information [Line Items]
Total liabilities
Catering Business [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total assets		8,158,000		9,940,000		21,768,000
Total liabilities		11,987,000		68,258,000		77,120,000
Catering Business [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets
Total liabilities
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Investment losses of unconsolidated affiliates		249,000		356,000		533,000
Provision for doubtful accounts				74,000
Impairment losses
Depreciation and amortization		971,000		1,381,000
Government grants		144,000				398,000
Service income and others
Finance expenses		67,156,000		68,639,000		45,533,000
Chang in fair value loss – call options
Change in fair value loss – equity investments unallocated		(1,151,000)		41,000		336,000
Investments in an associate unallocated		227,000		521,000
Capital expenditure (note(a))			[1]

[1]	Capital expenditure consists of additions to property and equipment and other intangible assets except for right-of-use assets.